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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Cypress Funds LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kashif F. Sheikh
         -------------------------------
Title:     Managing Member
         -------------------------------
Phone:     (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Kashif F. Sheikh              Los Angeles, CA    August 12, 2004
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                           Peak Investments, LLC
       ---------------          ------------------------------------

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                      FORM 13F INFORMATION TABLE


             COLUMN 1                      COLUMN 2      COLUMN 3 COLUMN 4  COLUMN 5    COLUMN 6          COLUMN 7        COLUMN 8
-------------------------------------- ---------------- --------- -------- ---------- ------------ ---------------------- ---------
                                                                   VALUE               INVESTMENT          OTHER           VOTING
   NAME OF ISSUER                       TITLE OF CLASS    CUSIP   (x$1000)   SHARES    DISCRETION         MANAGERS        AUTHORITY
-------------------------------------- ---------------- --------- -------- ---------  ------------ ---------------------- ---------
ALLIANCE GAMING CORP                       Common       01859P609    2,574   150,000    Other       Peak Investments, LLC    Sole
AMERICAN INTERNATIONAL GROUP INC           Common       026874107    6,914    97,000    Other       Peak Investments, LLC    Sole
AMGEN INC                                  Common       031162100    4,911    90,000    Other       Peak Investments, LLC    Sole
ANHEUSER BUSCH COS INC                     Common       035229103    7,506   139,000    Other       Peak Investments, LLC    Sole
AUTOMATIC DATA PROCESSING INC              Common       053015103    7,978   190,500    Other       Peak Investments, LLC    Sole
BOEING CO                                  Common       097023105    4,343    85,000    Other       Peak Investments, LLC    Sole
BURLINGTON NORTHERN SANTA FE CORP          Common       12189T104    7,014   200,000    Other       Peak Investments, LLC    Sole
CATERPILLAR INC                            Common       149123101    8,301   104,500    Other       Peak Investments, LLC    Sole
COGNOS INC                                 Common       19244C109    8,317   230,000    Other       Peak Investments, LLC    Sole
COSTCO WHOLESALE CORP                      Common       22160K105    8,648   210,000    Other       Peak Investments, LLC    Sole
DEERE & CO                                 Common       244199105    7,175   102,300    Other       Peak Investments, LLC    Sole
DOW JONES & CO INC                         Common       260561105    4,109    91,100    Other       Peak Investments, LLC    Sole
EMBRAER - EMPRESA BRASILEIRA           Sp ADR Pfd Shs   29081M102    4,634   162,100    Other       Peak Investments, LLC    Sole
ENCANA CORP                                Common       292505104    1,813    42,000    Other       Peak Investments, LLC    Sole
ENTRAVISION COMMUNICATIONS                 Common       29382R107    2,120   276,000    Other       Peak Investments, LLC    Sole
FEDEX CORP                                 Common       31428X106    8,275   101,300    Other       Peak Investments, LLC    Sole
FREEPORT MCMORAN COPPER & GOLD CL B        Common       35671D857    7,807   235,500    Other       Peak Investments, LLC    Sole
GENERAL ELECTRIC                           Common       369604103    7,355   227,000    Other       Peak Investments, LLC    Sole
INCO LTD                                   Common       453258402    7,665   221,800    Other       Peak Investments, LLC    Sole
INTERNATIONAL BUSINESS MACHINES            Common       459200101    5,650    64,100    Other       Peak Investments, LLC    Sole
INTERNATIONAL GAME TECHNOLOGY              Common       459902102    2,088    54,100    Other       Peak Investments, LLC    Sole
INVESTORS FINANCIAL SERVICES CORP          Common       461915100   11,985   275,000    Other       Peak Investments, LLC    Sole
MCMORAN EXPLORATION  CO                    Common       582411104    2,279   146,300    Other       Peak Investments, LLC    Sole
ORACLE CORP                                Common       68389X105    7,516   630,000    Other       Peak Investments, LLC    Sole
RIO TINTO PLC                          Sponsored ADR    767204100    4,432    45,200    Other       Peak Investments, LLC    Sole
SOUTHWEST AIRLINES CO                      Common       844741108    8,804   525,000    Other       Peak Investments, LLC    Sole
SYMANTEC CORP                              Common       871503108    4,816   110,000    Other       Peak Investments, LLC    Sole
TAIWAN SEMICONDUCTOR MANUFACTURING     Sponsored ADR    874039100    3,453   415,528    Other       Peak Investments, LLC    Sole
UNITED MICRO ELECTRONICS               Sponsored ADR    910873207    2,574   597,100    Other       Peak Investments, LLC    Sole
UNIVISION COMMUNICATIONS INC               Common       914906102    8,302   260,000    Other       Peak Investments, LLC    Sole
YORK INTERNATIONAL                         Common       986670107    7,393   180,000    Other       Peak Investments, LLC    Sole
ZILOG INC                                  Common       989524301    1,425   130,000    Other       Peak Investments, LLC    Sole
                                                                   -------
                                                                   188,176
                                                                   -------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1
                                        --------------------

Form 13F Information Table Entry Total:   32
                                        --------------------

Form 13F Information Table Value Total:   188,176
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                            Peak Investments, LLC
    ------       -----------------         ---------------------------------